Employee Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension and postretirement benefit plans [Abstract]
Number of subsidiaries which are sponsors of pension plans for eligible employees	2
Defined Benefit Plan Disclosure [Line Items]
Recorded value of pension and postretirement benefit obligations	$ 70.0	$ 44.8
Multiemployer plans [Abstract]
Contributions to multi-employer pension plans charged to expense during the period	12.3	10.3	8.4
Kinder Morgan savings plan [Abstract]
Employee contribution percentage rate, minimum, for participants in the 401(k) (in hundredths)	1.00%
Employee contribution percentage rate, maximum, for participants in the 401(k) (in hundredths)	50.00%
Employer match contribution percentage of eligible earnings for the savings plan participants (in hundredths)	5.00%
Total amount charged to expense for the Kinder Morgan Savings Plan	16.5	13.3	12.1
Employer contribution percentage under the tiered schedule for the savings plan for service of less than one year for employees of the Terminals segment (in hundredths)	1.00%
Employer contribution percentage under the tiered schedule for service of between one and two years under the savings plan for employees of the Terminals segment (in hundredths)	2.00%
Employer contribution percentage under the tiered schedule for service of between two and five years under the savings plan for employees of the Terminals segment (in hundredths)	3.00%
Employer contribution percentage for service under the tiered schedule for services of five years or more for employees of the Terminals segment (in hundredths)	4.00%
Additional discretionary employer special contribution (in hundredths)	1.00%	1.00%
Employer match contribution percentage of eligible earnings for the savings plan participants beginning in August 2011 (in hundredths)	5.00%
Increase in employer contribution percentage under the tiered schedule for the savings plan for employees of the Terminals segment beginning in August 2011 (in hundredths)	1.00%
Cash balance retirement plan [Abstract]
Percentage of eligible compensation that is credited each pay period under the cash balance retirement plan (in hundredths)	3.00%
Maturity of U.S. Treasury bonds for which the rate is used to calculate interest under the cash balance retirement plan (in years)	5
Vesting period for employees participating in the cash balance retirement plan (in years)	3
Maturity of U.S. Treasury notes for which the rate is used to calculate interest under the cash balance retirement plan subsequent to plan amendment (in years)	5
Percentage added to the U.S. Treasury note rate used to calculate interest under the cash balance retirement plan subsequent to plan amendment (in hundredths)	0.25%
Trans Mountain pension and postretirement benefit plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit costs	6.9	3.9	2.9
Estimated overall net periodic pension and postretirement benefit costs in the next fiscal year	11.3
Estimated contributions in next fiscal year to pension and postretirement benefit costs	8.9
SFPP postretirement benefit plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit costs	0.1	0.1
Estimated overall net periodic pension and postretirement benefit costs in the next fiscal year	0.1
Estimated contributions in next fiscal year to pension and postretirement benefit costs	$ 0.3